SIGNIFICANT ACCOUNTING POLICIES - OUT OF PERIOD ADJUSTMENTS AND ASSUMPTIONS UPDATES (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Quantifying Misstatement in Current Year Financial Statements [Line Items]
Net earnings (loss)	$ (56)	$ (17)	$ (5)
Earnings (loss), before income taxes	(89)	(30)	(10)
Other comprehensive income (loss)	2	(12)	9
Income tax expense (benefit)	(33)	$ (13)	$ (5)
Mean (RTM) assumption (as a percent)		7.00%	9.00%
Policyholders’ benefits	34	$ 39	$ 31
Amortization of deferred policy acquisition costs	92	35
Total benefits and other deductions	359	225	155
Total revenues	270	195	$ 145
Update RTM Assumptions
Quantifying Misstatement in Current Year Financial Statements [Line Items]
Net earnings (loss)		(8)
Earnings (loss), before income taxes		$ (12)
Mean (RTM) assumption (as a percent)		7.00%	9.00%
Amortization of deferred policy acquisition costs		$ 8
2016 Assumption Updates
Quantifying Misstatement in Current Year Financial Statements [Line Items]
Net earnings (loss)	(17)
Earnings (loss), before income taxes	(26)
Policyholders’ benefits	(10)
Fees and commissions	29
Amortization of deferred policy acquisition costs	65
Out of Period Adjustments
Quantifying Misstatement in Current Year Financial Statements [Line Items]
Net earnings (loss)	3		$ (2)
Earnings (loss), before income taxes	5		(3)
Other comprehensive income (loss)			$ (8)
Total benefits and other deductions	(6)
Total revenues	(1)
Change in Estimates | 2016 Assumption Updates
Quantifying Misstatement in Current Year Financial Statements [Line Items]
Earnings (loss), before income taxes	$ 4
VISL | Update RTM Assumptions
Quantifying Misstatement in Current Year Financial Statements [Line Items]
Policyholders’ benefits		$ 4